UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Tax-Advantaged Dividend Income Fund

Quarterly portfolio holdings 1/31/16

Fund's investmentsTax-Advantaged Dividend Income Fund

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 70.2% (46.7% of Total investments)		$587,671,575
(Cost $460,331,037)
Energy 10.8%		90,449,780
Oil, gas and consumable fuels 10.8%
BP PLC, ADR	187,500	6,069,375
Chevron Corp.	40,000	3,458,800
Columbia Pipeline Group, Inc.	690,000	12,799,500
ConocoPhillips	195,000	7,620,600
Kinder Morgan, Inc.	232,000	3,816,400
ONEOK, Inc.	530,000	13,202,300
Royal Dutch Shell PLC, ADR, Class A	271,000	11,905,030
Spectra Energy Corp.	1,053,500	28,918,575
Total SA, ADR	60,000	2,659,200
Materials 0.0%		299,000
Metals and mining 0.0%
Freeport-McMoRan, Inc.	65,000	299,000
Telecommunication services 2.5%		21,089,474
Diversified telecommunication services 1.8%
AT&T, Inc.	250,000	9,015,000
Verizon Communications, Inc.	129,160	6,454,125
Wireless telecommunication services 0.7%
Vodafone Group PLC, ADR	174,545	5,620,349
Utilities 56.9%		475,833,321
Electric utilities 26.1%
American Electric Power Company, Inc.	590,000	35,972,300
Avangrid, Inc. (I)	475,000	18,263,750
Duke Energy Corp.	320,000	24,096,000
Entergy Corp.	298,000	21,032,840
Eversource Energy	657,500	35,373,500
FirstEnergy Corp.	582,500	19,257,450
OGE Energy Corp. (C)(L)(Z)	540,000	14,164,200
Pinnacle West Capital Corp.	50,000	3,315,500
PPL Corp.	500,000	17,530,000
The Southern Company	375,000	18,345,000
Xcel Energy, Inc.	300,000	11,466,000
Gas utilities 5.7%
AGL Resources, Inc.	70,000	4,449,200
Atmos Energy Corp.	350,000	24,227,000
Northwest Natural Gas Company	30,000	1,558,500
ONE Gas, Inc.	170,000	9,615,200
Questar Corp.	372,800	7,601,392
Independent power and renewable electricity producers 0.1%
Talen Energy Corp. (I)	62,453	446,539
Multi-utilities 25.0%
Alliant Energy Corp.	195,000	12,741,300
Ameren Corp.	540,000	24,256,800
Black Hills Corp.	440,000	21,683,200
CenterPoint Energy, Inc.	1,020,000	18,227,400
Dominion Resources, Inc.	400,000	28,868,000
DTE Energy Company	250,000	21,252,500

2SEE NOTES TO FUND'S INVESTMENTS

Tax-Advantaged Dividend Income Fund

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
National Grid PLC, ADR	255,000	18,056,550
NiSource, Inc.	770,000	16,177,700
Public Service Enterprise Group, Inc.	70,000	2,891,000
TECO Energy, Inc.	180,000	4,881,600
Vectren Corp.	760,000	31,798,400
WEC Energy Group, Inc.	150,000	8,284,500
Preferred securities 78.4% (52.2% of Total investments)		$656,651,758
(Cost $616,600,835)
Energy 1.2%		10,196,345
Oil, gas and consumable fuels 1.2%
Kinder Morgan, Inc., 9.750% (Z)	236,300	10,196,345
Financials 51.8%		433,557,480
Banks 31.4%
Bank of America Corp., 6.375% (Z)	139,000	3,552,840
Bank of America Corp., 6.500% (Z)	153,476	3,998,050
Bank of America Corp., 6.625% (Z)	355,000	9,407,500
Bank of America Corp., Depositary Shares, Series D, 6.204% (Z)	230,000	5,963,900
Barclays Bank PLC, Series 5, 8.125%	505,000	13,291,600
BB&T Corp., 5.625% (Z)	606,000	15,646,920
BB&T Corp. (Callable 11-1-17), 5.200% (Z)	225,000	5,683,500
BB&T Corp. (Callable 6-1-18), 5.200% (Z)	480,000	12,144,000
Citigroup, Inc. (6.875% to 11-15-23, then 3 month LIBOR + 4.130%) (Z)	25,000	686,750
Citigroup, Inc., Depositary Shares, Series AA, 8.125% (Z)	270,400	7,576,608
HSBC Holdings PLC, 8.000% (C)	325,000	8,469,500
HSBC Holdings PLC, 8.125% (Z)	50,000	1,331,500
HSBC USA, Inc., 6.500%	19,500	505,050
ING Groep NV, 6.200% (Z)	109,100	2,777,686
ING Groep NV, 7.050% (Z)	150,000	3,907,500
JPMorgan Chase & Co., 5.450% (Z)	245,000	6,178,900
JPMorgan Chase & Co., 5.500% (Z)	980,000	24,705,800
JPMorgan Chase & Co., 6.100% (Z)	510,000	13,081,500
JPMorgan Chase & Co., 6.125% (Z)	98,888	2,559,221
JPMorgan Chase & Co., 6.700% (Z)	30,000	820,500
RBS Capital Funding Trust VII, 6.080%	970,000	24,153,000
Royal Bank of Scotland Group PLC, Series L, 5.750% (Z)	760,000	18,825,200
Santander Holdings USA, Inc., Series C, 7.300%	110,000	2,795,100
The PNC Financial Services Group, Inc., 5.375% (C)	280,000	7,184,800
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (Z)	40,000	1,115,200
U.S. Bancorp, 5.150% (C)	720,000	18,648,000
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (Z)	296,000	8,444,880
Wells Fargo & Company, 6.000% (L)(Z)	215,000	5,650,200
Wells Fargo & Company, 8.000% (Z)	1,200,000	33,600,000
Capital markets 16.9%
Deutsche Bank Contingent Capital Trust II, 6.550% (C)	310,000	7,821,300
Deutsche Bank Contingent Capital Trust III, 7.600%	797,893	20,481,913
Morgan Stanley, 6.625% (Z)	1,057,915	28,341,543
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (Z)	220,000	5,717,800
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (Z)	300,000	8,529,000
State Street Corp., 5.250% (Z)	910,000	23,459,800

SEE NOTES TO FUND'S INVESTMENTS3

Tax-Advantaged Dividend Income Fund

	Shares	Value
Financials (continued)
Capital markets (continued)
State Street Corp., 6.000% (Z)	192,065	5,057,071
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%) (Z)	25,000	672,500
The Bank of New York Mellon Corp., 5.200% (Z)	425,000	10,960,750
The Goldman Sachs Group, Inc., 5.950% (C)	950,000	24,538,500
The Goldman Sachs Group, Inc., Series B, 6.200% (Z)	215,000	5,566,350
Consumer finance 3.0%
Capital One Financial Corp., 6.200% (Z)	80,000	2,088,800
Capital One Financial Corp., 6.700% (Z)	55,000	1,497,100
HSBC Finance Corp., Depositary Shares, Series B, 6.360%	700,000	17,955,000
SLM Corp., Series A, 6.970%	74,000	3,231,580
Insurance 0.4%
Aegon NV, 6.500% (Z)	96,512	2,516,068
Prudential Financial, Inc., 5.750% (Z)	40,000	1,043,200
Real estate investment trusts 0.1%
Ventas Realty LP, 5.450% (Z)	45,000	1,193,400
Thrifts and mortgage finance 0.0%
Federal National Mortgage Association, Series S, 8.250% (I)	60,000	180,600
Industrials 0.4%		3,212,500
Machinery 0.4%
Stanley Black & Decker, Inc., 5.750% (Z)	125,000	3,212,500
Telecommunication services 5.8%		48,342,430
Diversified telecommunication services 3.9%
Qwest Corp., 6.125%	730,000	18,067,500
Qwest Corp., 7.375%	366,000	9,380,580
Qwest Corp., 7.500%	120,000	3,106,800
Verizon Communications, Inc., 5.900% (Z)	60,000	1,593,540
Wireless telecommunication services 1.9%
Telephone & Data Systems, Inc., 5.875% (Z)	340,000	8,469,400
Telephone & Data Systems, Inc., 6.625%	30,000	777,900
Telephone & Data Systems, Inc., 6.875% (Z)	243,000	6,189,210
United States Cellular Corp., 6.950% (Z)	30,000	757,500
Utilities 19.2%		161,343,003
Electric utilities 16.8%
Duke Energy Corp., 5.125% (Z)	210,000	5,401,200
Entergy Arkansas, Inc., 4.560%	9,388	909,756
Entergy Arkansas, Inc., 6.450%	135,000	3,426,300
Entergy Mississippi, Inc., 4.920%	8,190	805,436
Entergy Mississippi, Inc., 6.250% (C)	197,500	4,996,750
Gulf Power Company, 5.600%	100,155	10,174,907
Interstate Power & Light Company, 5.100%	1,380,000	35,535,000
Mississippi Power Company, 5.250%	267,500	6,989,775
NextEra Energy Capital Holdings, Inc., 5.000% (Z)	110,000	2,724,700
NextEra Energy Capital Holdings, Inc., 5.700% (Z)	225,000	5,775,750
PPL Capital Funding, Inc., 5.900% (Z)	1,010,000	26,219,600
SCE Trust I, 5.625%	143,777	3,733,889
SCE Trust II, 5.100%	1,275,000	31,773,000
The Southern Company, 6.250% (Z)	80,000	2,119,200

4SEE NOTES TO FUND'S INVESTMENTS

Tax-Advantaged Dividend Income Fund

				Shares	Value
Utilities (continued)
Multi-utilities 2.4%
	BGE Capital Trust II, 6.200%			247,000	6,525,740
	DTE Energy Company, 6.500% (Z)			175,000	4,578,000
	DTE Energy Company, 5.250% (C)			165,000	4,141,500
	Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)			210,000	5,512,500
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 0.4% (0.3% of Total investments)					$3,300,000
(Cost $3,000,000)
Utilities 0.4%					3,300,000
Electric utilities 0.4%
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250		02-01-22	3,000,000	3,300,000
				Par value^	Value
Short-term investments 1.2% (0.8% of Total investments)					$9,652,000
(Cost $9,652,000)
Repurchase agreement 1.2%					9,652,000
Repurchase Agreement with State Street Corp. dated 1-29-16 at 0.030% to be repurchased at $9,652,024 on 2-1-16, collateralized by $9,550,000 U.S. Treasury Notes, 0.625% - 2.750% due 6-30-17 to 2-15-19 (valued at $9,848,438, including interest).				9,652,000	9,652,000
Total investments (Cost $1,089,583,872)† 150.2%					$1,257,275,333
Other assets and liabilities, net (50.2%)					($420,170,389)
Total net assets 100.0%					$837,104,944

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
LIBOR	London Interbank Offered Rate
(C)	All or a portion of this security is segregated as collateral for options. Total collateral value at 1-31-16 was $85,190,688.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 1-31-16, and is a component of the fund's leverage under the Liquidity Agreement. The value of securities on loan amounted to $252,408,514.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(Z)	A portion of this security is segregated as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-16 was $604,381,441.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $1,096,100,665. Net unrealized appreciation aggregated $161,174,668, of which $194,493,584 related to appreciated investment securities and $33,318,916 related to depreciated investment securities.

The fund had the following country composition as a percentage of total investments on 1-31-16:

United States	88.6
United Kingdom	8.6
Netherlands	2.5
France	0.3
Total	100.0

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2016, by major security category or type:

	Total value at 1-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Energy	$90,449,780	$90,449,780	—	—
Materials	299,000	299,000	—	—
Telecommunication services	21,089,474	21,089,474	—	—
Utilities	475,833,321	475,833,321	—	—
Preferred securities
Energy	10,196,345	10,196,345	—	—
Financials	433,557,480	433,557,480	—	—
Industrials	3,212,500	3,212,500	—	—
Telecommunication services	48,342,430	46,748,890	$1,593,540	—
Utilities	161,343,003	138,943,654	22,399,349	—
Corporate bonds
Utilities	3,300,000	—	3,300,000	—
Short-term investments	9,652,000	—	9,652,000	—
Total investments in securities	$1,257,275,333	$1,220,330,444	$36,944,889	—
Other financial instruments
Futures	($1,620,220)	($1,620,220)	—	—
Written options	($2,696,350)	($2,696,350)	—	—
Interest rate swaps	($1,066,391)	—	($1,066,391)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

       6

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended January 31, 2016, the fund used futures contracts to manage against anticipated interest rate changes. The following table summarizes the contracts held at January 31, 2016.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	490	Short	Mar 2016	($61,873,061)	($63,493,281)	($1,620,220)
						($1,620,220)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended January 31, 2016, the fund wrote option contracts to hedge against anticipated changes in securities markets and to generate potential income. The following tables summarize the fund's written options activities during the period ended January 31, 2016 and the contracts held at January 31, 2016.

	Number of contracts	Premiums received
Outstanding, beginning of period	660	$2,243,192
Options written	1,500	5,786,066
Option closed	(1,535)	(6,042,332)
Options exercised
Options expired	(15)	(140,238)
Outstanding, end of period	610	$1,846,688

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
S&P 500 Index	$2,030	Feb 2016	200	$44,842	($37,500)
S&P 500 Index	1,885	Feb 2016	410	1,801,846	(2,658,850)
Total			610	$1,846,688	($2,696,350)

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended January 31, 2016, the fund used interest rate swaps to manage against anticipated interest rate changes. The following table summarizes the interest rate swap contracts held as of January 31, 2016.

       7

Counterparty	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Market value
Morgan Stanley Capital Services	$86,000,000	Fixed 1.4625%	3-Month LIBOR (a)	Aug 2016	($906,220)
Morgan Stanley Capital Services	86,000,000	Fixed 0.8750%	3-Month LIBOR (a)	Jul 2017	(160,171)
Total	$172,000,000				($1,066,391)

(a) At 1-31-16, the 3-Month LIBOR rate was 0.6156%

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P13Q1	01/16
This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.		3/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 18, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 18, 2016